CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Cash and due from banks:
Noninterest-bearing	$ 14,373	$ 18,965
Interest-bearing	26,405	20,286
Total cash and cash equivalents	40,778	39,251
Available for sale securities, at fair value	175,132	173,040
Loans held for sale	1,804	747
Loans receivable (net of allowance for loan losses of $9,863 and $7,797 at December 31, 2015 and 2014, respectively)	1,165,372	1,044,864
Federal Home Loan Bank stock, at cost	12,874	10,333
Federal Reserve Bank Stock, at cost	3,621	0
Bank-owned life insurance	21,924	21,306
Premises and equipment, net	21,188	21,711
Goodwill and other intangibles	18,096	18,697
Accrued interest receivable	4,283	3,853
Deferred tax asset, net	8,961	8,048
Other real estate owned, net	1,088	1,271
Other assets	6,713	7,412
Total assets	1,481,834	1,350,533
Deposits:
Noninterest-bearing	163,893	146,062
Interest-bearing	894,124	864,651
Total deposits	1,058,017	1,010,713
Mortgagors' and investors' escrow accounts	3,508	3,600
Federal Home Loan Bank advances	234,595	148,277
Junior subordinated debt owed to unconsolidated trust	8,248	8,248
Accrued expenses and other liabilities	23,136	21,956
Total liabilities	$ 1,327,504	$ 1,192,794
Commitments and contingencies (Notes 6, 11 and 12)
Shareholders' Equity:
Preferred stock ($0.01 par value per share; 1,000,000 shares authorized; none issued)	$ 0	$ 0
Common stock ($0.01 par value per share; 35,000,000 shares authorized; 12,218,818 shares and 12,776,426 shares issued and outstanding at December 31, 2015 and 2014, respectively)	122	128
Additional paid-in-capital	124,997	125,459
Unallocated common shares held by ESOP	(3,648)	(4,128)
Unearned restricted shares	(815)	(1,312)
Retained earnings	33,864	37,497
Accumulated other comprehensive income (loss)	(190)	95
Total shareholders' equity	154,330	157,739
Total liabilities and shareholders' equity	$ 1,481,834	$ 1,350,533